Long Term Debts - Schedule of Maturity Dates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity Dates [Line Items]
Total Maturity	$ 57,621	$ 76,701
First year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	21,514	24,435
Second year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	16,510	18,731
Third year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	15,743	14,617
Fourth year [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity	3,854	15,037
Fifth year and thereafter [Member]
Schedule of Maturity Dates [Line Items]
Total Maturity		$ 3,881